Property, Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Property, Plant and Equipment [Abstract]
Motor vehicle with carrying amount	RM 52,200		RM 60,900	$ 12,353
Bank borrowing	RM 46,566	$ 11,020	RM 53,029